Net Loss per Share - Computation of Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss		$ (14,663)	$ (932)	$ (2,430)	$ (124,323)
Less: dividend distribution allocated to preferred stockholders				0	(3,749)
Net loss attributable to common stockholders				$ (2,430)	$ (128,072)
Allocation of undistributed losses for basic calculation			(932)
Reallocation of undistributed losses for diluted calculation			0
Allocation of undistributed losses for diluted calculation			$ (932)
Denominator:
Number of shares used in basic per share computation (in shares)		61,136,973	42,089,816	42,049,840	66,958,400
Number of shares used in diluted per share computation (in shares)		61,136,973	42,089,816	42,049,840	66,958,400
Net loss per share, basic (in dollars per share)	[1]	$ (0.24)	$ (0.02)	$ (0.06)	$ (1.91)
Net loss per share, diluted (in dollars per share)	[1]	$ (0.24)	$ (0.02)	$ (0.06)	$ (1.91)
Common Stock, Class A
Numerator:
Allocation of undistributed losses for basic calculation		$ (988)
Reallocation of undistributed losses for diluted calculation		0
Allocation of undistributed losses for diluted calculation		$ (988)
Denominator:
Number of shares used in basic per share computation (in shares)		4,117,549
Number of shares used in diluted per share computation (in shares)		4,117,549
Net loss per share, basic (in dollars per share)		$ (0.24)
Net loss per share, diluted (in dollars per share)		$ (0.24)
Common Stock, Class B
Numerator:
Allocation of undistributed losses for basic calculation		$ (13,675)
Reallocation of undistributed losses for diluted calculation		0
Allocation of undistributed losses for diluted calculation		$ (13,675)
Denominator:
Number of shares used in basic per share computation (in shares)		57,019,424
Number of shares used in diluted per share computation (in shares)		57,019,424
Net loss per share, basic (in dollars per share)		$ (0.24)
Net loss per share, diluted (in dollars per share)		$ (0.24)

[1]	At June 30, 2021, basic and diluted (loss) income per share for Class A and Class B common stock are the same.